OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER RECEIVABLES

11.	OTHER RECEIVABLES

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Financial assets:
Deposits	3	3	—
Financials asset	3	3	—

Staff advance	12	12	2
Others	3	6	1
Total amount	15	18	3

Total	18	21	3

15.	OTHER RECEIVABLES

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Financial assets
Loans to an unrelated company (i)	83,600	—	—
Deposits	790	3	—
Others	1,000	—	—
Financials asset	85,390	3	—

Staff advance	237	12	3
Others	90	3	—
Total amount	327	15	3

Impairment allowance	(2,984)	—	—

Total	82,733	18	3

(i)	The balance as of December 31, 2022 consisted of a loan in the amount of CNY80,000 (US$11,599) and the corresponding interest receivable amounted to CNY 3,600 (US$521) from Shenzhen Qianhai, a subsidiary of the Company, to an unrelated company, Shenzhen Chaopeng Investment Co., Ltd. The loan was originally provided on June 30, 2021, and will mature in one year. On June 30, 2022, the loan was extended for another year to June 30, 2023. The loan is interest-bearing at a rate of 9% per annum and guaranteed by Shenzhen Feishang Investment Co., Limited, a company unrelated to the Group. During year 2023, the loan was derecognized as it was part of the wastewater treatment segment which was disposed by the Company (Note 3).

The movements in the loss allowance for other receivables during the years indicated are as follows:

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Beginning of the year	239	2,984	423
Provision for expected credit losses, net	2,745	6,003	848
Disposal of PSTT	—	(8,987)	(1,271)

End of the year	2,984	—	—

For the financial assets included above, an impairment analysis is performed at each reporting date using the probability-of-default approach to measure ECL. The probability of default rates are estimated based on comparable companies with published credit ratings. The calculation reflects the probability weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions, and forward-looking credit risk information. As of December 31, 2023, the probability of default applied was nil, and the loss given default was nil. The loans to a unrelated company included in other receivables as part of the wastewater treatment business were disposed together by the Company on July 28, 2023 (Note 3), with the probability of default applied was 14.97% (5.51% as of December 31, 2022), and the loss given default was 64.90% (62.26% as of December 31, 2022).